Financial Instruments Risks - Summary of Credit Risk Exposure of Loans and Advances (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 647,025,344	$ 664,472,529
Total loan commitments and financial guarantees	647,025,344	664,472,529
Maximum exposure to credit risk	5,397,242,655	5,927,119,466
Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	241,347,117	124,191,534
Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	96,632,508	46,597,993
Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	95,868,758	54,373,985
Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	35,404,046	11,467,755
Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,441,805	11,751,801
Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	405,678,227	540,280,995
Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,284,965	30,487,566
Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	390,703,870	507,464,932
Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,598,766	2,108,796
Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	90,626	219,701
Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,492,654,055	2,783,507,847
Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,221,331,138	1,214,785,498
Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	528,849,835	524,857,823
Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	362,392,695	352,986,681
Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	10,319	188,578
Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	159,206,280	153,825,763
Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	170,872,009	182,926,653
Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	972,219,682	1,266,372,541
Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,909,410	3,354,887
Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	674,523,874	822,762,185
Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	153,475,842	220,915,565
Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	47,968,181	84,573,077
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	90,404,966	131,979,055
Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,177,565	2,688,360
Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,759,844	99,412
Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	96,681,440	138,659,964
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	841,884,579	1,922,232,186
Total financial assets risk	4,750,217,311	5,262,646,937
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	841,884,579	1,922,232,186
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	415,678,677	556,906,904
Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,202,421,795	163,689,844
Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,202,421,795	163,689,844
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	585,414,818	606,937,314
Total loan commitments and financial guarantees	585,414,818	606,937,314
Maximum exposure to credit risk	4,347,881,635	5,043,347,522
Stage 1 [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	217,735,177	109,972,663
Stage 1 [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	83,741,932	38,071,627
Stage 1 [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	92,737,597	51,837,248
Stage 1 [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	31,588,932	9,147,894
Stage 1 [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,666,716	10,915,894
Stage 1 [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	367,679,641	496,964,651
Stage 1 [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,787,853	29,181,844
Stage 1 [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	353,899,032	466,048,328
Stage 1 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	913,866	1,528,230
Stage 1 [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	78,890	206,249
Stage 1 [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,154,006,364	2,401,123,764
Stage 1 [member] | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,129,949,339	1,155,211,671
Stage 1 [member] | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	504,743,775	489,222,837
Stage 1 [member] | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	311,601,170	334,163,826
Stage 1 [member] | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	3,685	8,729
Stage 1 [member] | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	142,728,700	148,889,626
Stage 1 [member] | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	170,872,009	182,926,653
Stage 1 [member] | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	821,635,230	1,082,222,249
Stage 1 [member] | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,166,156	1,837,008
Stage 1 [member] | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	582,116,623	707,207,058
Stage 1 [member] | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	131,013,331	194,713,429
Stage 1 [member] | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	46,532,007	79,746,567
Stage 1 [member] | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	58,129,217	95,975,191
Stage 1 [member] | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,163,236	2,643,692
Stage 1 [member] | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	514,660	99,304
Stage 1 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	192,781,776	1,478,379,540
Total financial assets risk	3,762,466,817	4,436,410,208
Stage 1 [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	192,781,776	1,478,379,540
Stage 1 [member] | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	415,678,677	556,906,904
Stage 1 [member] | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,202,421,795	163,689,844
Stage 1 [member] | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,202,421,795	163,689,844
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	61,403,032	57,326,255
Total loan commitments and financial guarantees	61,403,032	57,326,255
Maximum exposure to credit risk	1,013,946,344	844,385,666
Stage 2 [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	23,589,353	14,184,466
Stage 2 [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,885,097	8,513,906
Stage 2 [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	3,131,153	2,536,737
Stage 2 [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,815,114	2,319,861
Stage 2 [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,757,989	813,962
Stage 2 [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	37,813,679	43,141,789
Stage 2 [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	494,004	1,301,474
Stage 2 [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	36,679,554	41,291,086
Stage 2 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	628,385	535,777
Stage 2 [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	11,736	13,452
Stage 2 [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	303,440,509	343,206,765
Stage 2 [member] | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	85,843,115	53,184,583
Stage 2 [member] | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	19,918,423	30,582,887
Stage 2 [member] | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	50,791,308	18,822,815
Stage 2 [member] | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,537	178,046
Stage 2 [member] | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	15,131,847	3,600,835
Stage 2 [member] | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	120,915,954	151,362,218
Stage 2 [member] | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	377,016	987,944
Stage 2 [member] | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	78,202,893	102,601,449
Stage 2 [member] | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	11,302,243	13,703,503
Stage 2 [member] | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	653,277	2,299,056
Stage 2 [member] | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	29,121,012	31,729,028
Stage 2 [member] | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	14,329	41,130
Stage 2 [member] | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,245,184	108
Stage 2 [member] | Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	96,681,440	138,659,964
Stage 2 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	649,102,803	443,852,646
Total financial assets risk	952,543,312	787,059,411
Stage 2 [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	649,102,803	443,852,646
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	207,494	208,960
Total loan commitments and financial guarantees	207,494	208,960
Maximum exposure to credit risk	35,414,676	39,386,278
Stage 3 [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,587	34,405
Stage 3 [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,479	12,460
Stage 3 [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	8
Stage 3 [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,100	21,945
Stage 3 [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	184,907	174,555
Stage 3 [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,108	4,248
Stage 3 [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	125,284	125,518
Stage 3 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	56,515	44,789
Stage 3 [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	35,207,182	39,177,318
Stage 3 [member] | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	5,538,684	6,389,244
Stage 3 [member] | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,187,637	5,052,099
Stage 3 [member] | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	217	40
Stage 3 [member] | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	5,097	1,803
Stage 3 [member] | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,345,733	1,335,302
Stage 3 [member] | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	29,668,498	32,788,074
Stage 3 [member] | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	366,238	529,935
Stage 3 [member] | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	14,204,358	12,953,678
Stage 3 [member] | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	11,160,268	12,498,633
Stage 3 [member] | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	782,897	2,527,454
Stage 3 [member] | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,154,737	4,274,836
Stage 3 [member] | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets		3,538
Stage 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Total financial assets risk	$ 35,207,182	$ 39,177,318